Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0000711080
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	TOUCHSTONE FLEXIBLE INCOME FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Touchstone Flexible Income Fund (the “Fund”) seeks a high level of income consistent with reasonable risk.
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	The Fund seeks capital appreciation as a secondary goal.
Expense [Heading]		rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 58 and in the Fund's Statement of Additional Information (“SAI”) on page 55.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]		rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, and preferred stocks. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities, variable and floating-rate instruments, and mortgage- and asset-backed securities. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million or higher. The Fund may invest in both domestic and foreign securities. The Fund may also invest in equity securities of real estate investment trusts (“REITs”).

The Fund's sub-advisor, ClearArc Capital, Inc. (“ClearArc” or the “Sub-Advisor”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with attractive price-to-cash flow ratios.

The Fund may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when ClearArc believes interest rates will rise and will increase its investment in long-term debt securities during periods when ClearArc believes interest rates will decline. ClearArc seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, quantitative analysis, and capital structure analysis. In performing this research, modeling and analysis, ClearArc evaluates companies based on such factors as sales, assets, earnings, markets, and management. ClearArc also searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment-grade fixed-income funds, and ClearArc believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, ClearArc intends to invest principally in securities rated Baa or better by Moody's Investors Service, Inc. (“Moody's”) (or the equivalent using Standard & Poor's Ratings Services (“S&P”)), but may invest in non-investment-grade debt securities rated as low as Ba, B, Caa, or Ca by Moody's, or unrated securities when these investments are believed by ClearArc to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in either (i) securities rated Ba or lower by Moody's or (ii) unrated securities which, in the opinion of ClearArc, are of quality comparable to those rated Ba or lower. Securities rated lower than Baa by Moody's, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed-end fixed-income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated Ba or lower by Moody's. The Fund may consider closed-end funds as a “pass-through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if more than 20% of the closed-end fund's assets are invested in securities rated Ba or lower by Moody's. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of U.S. or foreign issuers.

In order to efficiently seek certain exposures or to hedge certain risks, the Fund may invest in derivative instruments, such as currency forwards, options, futures contracts or swap agreements.

ClearArc may consider selling a portfolio holding when: it detects deterioration in a company's strategic position, growth prospects, or financial reporting; an individual security comprises too large a position in the portfolio; a company has declining financial fundamentals and unacceptable risk volatility as determined by ClearArc's proprietary credit risk model; a company's valuations are no longer attractive; or a better opportunity arises.

Risk [Heading]		rr_RiskHeading	The Fund's Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate. You could lose money on your investment in the Fund, and the Fund could also return less than other investments. The Fund is subject to the principal risks listed below.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates. Other risks include liquidity risk, which is the risk that the Fund may be unable to sell or close out the derivative due to an illiquid market, counterparty risk, which is the risk that the counterparty to a derivative instrument may be unwilling or unable to make required payments or otherwise meet its obligations, and leverage risk, which is the risk that a derivative could expose the Fund to magnified losses resulting from leverage. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•                  Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

•                  Futures Contracts Risk: The risks associated with the Fund's futures positions include liquidity and counterparty risks associated with derivative investments.

•                  Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the Sub-Advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the Sub-Advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund bears counterparty risk, which is the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•                  Swap Agreement Risk: Swap agreements (“swaps”) are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates. Swaps may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swaps may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap calls for payments by the Fund, the Fund must be prepared to make such payments when due. Additionally, if the counterparty's creditworthiness declines, the value of a swap may decline. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults, or becomes insolvent, the Fund may not be able to recoup the money it expected to receive under the contract. Finally, a swap can be a form of leverage, which can magnify the Fund's gains or losses.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•                  Large-Cap Risk: The Fund is subject to the risk that stocks of larger companies may underperform relative to those of small- and mid-sized companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•                  Mid-Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•                  Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

•                  Real Estate Investment Trust Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values and rental rates, increases in property taxes, operating expenses, rising interest rates, competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses in addition to paying their share of the Fund's fees and expenses.

•                  Small-Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Fixed-Income Risk: The market value of the Fund's fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the  maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•                  Asset-Backed Securities Risk: Asset-backed securities are fixed-income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of any credit enhancement feature, changes in interest rates, and, at times, the financial condition of the issuer.

•                  Credit Risk: The fixed-income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•                  Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The price of debt securities is generally linked to prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features, of a security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund's net asset value.

•                  Investment-Grade Debt Securities Risk: Investment-grade debt securities may be downgraded by a nationally recognized statistical rating organization (“NRSRO”) to below-investment-grade status, which would increase the risk of holding these securities. Investment-grade debt securities rated in the lowest rating category by a NRSRO involve a higher degree of risk than fixed-income securities with higher credit ratings. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and may share certain speculative characteristics with non-investment-grade securities.

•                  Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed-income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed-income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. Mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity, meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.

•                  Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment-grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities Non-investment-grade debt securities can also be more difficult to sell for good value. These securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade securities. Because objective pricing data may be less readily available, judgment may play a greater role in the valuation process.

•                  U.S. Government Agency Securities Risk: Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer's insolvency proceeding.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions for a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Other Investment Companies Risk: The Fund's investments in other investment companies, such as closed-end funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such investment companies, and the value of the Fund's investment will fluctuate in response to the performance of such portfolios. The value of the shares of closed-end funds may be lower than the value of the portfolio securities held by the closed-end funds. In addition, if the Fund acquires shares of investment companies, shareholders of the Fund will bear their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees and expenses of the investment companies. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Portfolio Turnover Risk:  The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Advisor or Sub-Advisor determines that it would be in the Fund's best interest to do so.  It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Advisor's or Sub-Advisor's control.  These transactions will increase the Fund's “portfolio turnover.”  A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during a given period.  High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund's returns.

Value Investing Risk: Value investing presents the risk that the Fund's security holdings may never reach their full market value because the market fails to recognize what the portfolio managers consider the true business value or because the portfolio managers have misjudged those values. In addition, value investing may fall out of favor and underperform growth or other styles of investing during given certain periods.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the “Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Barclays U.S. Aggregate Bond Index. The bar chart does not reflect any sales charges, which would reduce your return. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for one year, five years, and ten years compare with the Barclays U.S. Aggregate Bond Index.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Touchstone Flexible Income Fund - Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009 21.98%	Worst Quarter: 3rd Quarter 2008 (18.48)%
			The year-to-date return for the Fund's Class A shares as of June 30, 2015 is 0.52%.
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock

Before the Fund commenced operations, all of the assets and liabilities of the Fifth Third Strategic Income Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on September 10, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Financial and performance information prior to September 10, 2012 included in the Fund's prospectus is that of the Predecessor Fund. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund's Statement of Additional Information.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares and Institutional Class shares were April 1, 2004, October 29, 2001, September 1, 1998 and September 10, 2012, respectively. Institutional Class shares' performance was calculated using the historical performance of Class Y shares for the periods prior to September 10, 2012. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Institutional Class shares.

Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Barclays U.S. Aggregate Bond Index
Risk/Return:		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label		rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.36%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	958
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,096
Annual Return 2005		rr_AnnualReturn2005	1.59%
Annual Return 2006		rr_AnnualReturn2006	8.00%
Annual Return 2007		rr_AnnualReturn2007	(2.83%)
Annual Return 2008		rr_AnnualReturn2008	(20.90%)
Annual Return 2009		rr_AnnualReturn2009	36.56%
Annual Return 2010		rr_AnnualReturn2010	24.45%
Annual Return 2011		rr_AnnualReturn2011	5.79%
Annual Return 2012		rr_AnnualReturn2012	9.07%
Annual Return 2013		rr_AnnualReturn2013	0.66%
Annual Return 2014		rr_AnnualReturn2014	6.98%
Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	0.52%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.98%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(18.48%)
Label		rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.82%
5 Years		rr_AverageAnnualReturnYear05	5.65%
10 Years		rr_AverageAnnualReturnYear10	4.25%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year		rr_AverageAnnualReturnYear01	(0.89%)
5 Years		rr_AverageAnnualReturnYear05	3.89%
10 Years		rr_AverageAnnualReturnYear10	2.28%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year		rr_AverageAnnualReturnYear01	0.71%
5 Years		rr_AverageAnnualReturnYear05	3.74%
10 Years		rr_AverageAnnualReturnYear10	2.53%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	2.11%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	1.86%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,422
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,422
Label		rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	5.18%
5 Years		rr_AverageAnnualReturnYear05	6.12%
10 Years		rr_AverageAnnualReturnYear10	4.10%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	1.02%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,233
Label		rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.37%
5 Years		rr_AverageAnnualReturnYear05	7.21%
10 Years		rr_AverageAnnualReturnYear10	5.14%
Touchstone Flexible Income Fund (Prospectus Summary) | Touchstone Flexible Income Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee		rr_RedemptionFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses (AFFE)		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	0.96%
Fee Waiver or Expense Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[3]	rr_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jul. 29, 2016
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	511
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,160
Label		rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year		rr_AverageAnnualReturnYear01	7.34%
5 Years		rr_AverageAnnualReturnYear05	7.22%
10 Years		rr_AverageAnnualReturnYear10	5.15%

[1]	Other Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated March 31, 2015.
[3]	Touchstone Advisors, Inc. and Touchstone Strategic Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.09%, 1.84%, 0.84%, and 0.74% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through July 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.